COMMON SHARES - Common Share Public Offering and Subscription Receipts (Details) $ / shares in Units, $ in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Nov. 30, 2016 CAD ($) $ / shares shares	Nov. 30, 2016 USD ($) shares	Apr. 30, 2016 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Class of Stock [Line Items]
Subscription receipt (in shares) | shares			96,600,000
Share price (in CAD per share) | $ / shares			$ 45.75
Common stock, value, subscriptions			$ 4,400
Common stock subscriptions, number of common shares issuable per subscription (in shares) | shares			1
Issued under public offerings (in shares) | shares	60,200,000	60,200,000
Sale of stock, price per share (in CAD per share) | $ / shares	$ 58.50
Common shares issued, net of issue costs	$ 3,500			$ 1,148	$ 274	$ 7,747
Acquisition Bridge Facility
Class of Stock [Line Items]
Proceeds from lines of credit		$ 6.9
Interest Expense
Class of Stock [Line Items]
Dividend equivalent payments recorded as interest expense					$ 109	$ 109